Provision for Income Taxes (Details) (USD $)	4 Months Ended
Dec. 31, 2013
Provision for Income Taxes (Textual)
Operating loss carry-forwards	$ 37,799
Deferred tax assets, operating loss carryforwards	$ 37,799
Operating loss carryforwards, Expiration date	Dec. 31, 2033